PREPAID AND OTHER ASSETS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
PREPAID AND OTHER ASSETS
PREPAID AND OTHER ASSETS

7. PREPAID AND OTHER ASSETS

Prepaid and other assets include the balance of prepaid expenses, deposits, debt issuance costs and other assets. The short-term portion of these assets is included in prepaid and other assets and the long-term portion is included in other assets, non-current.

The balance of prepaid and other assets consisted of the following (in thousands):

	At March 31,	At December 31,
	2015	2014

Prepaid expenses and other assets
Prepaid expenses	$6,935	$7,163
Deposits	8,213	8,781
Other	3,741	3,044
Total prepaid expenses and other assets	$18,889	$18,988

The balance of other assets, non-current consisted of the following (in thousands):

	At March 31,	At December 31,
	2015	2014

Other assets, non-current
Debt issuance costs	$40,012	$41,109
Prepaid expenses and deposits, non-current	3,998	3,956
Other	6,002	5,878
Total other assets non-current	$50,012	$50,943

7. PREPAID AND OTHER ASSETS

Prepaid and other assets include the balance of prepaid expenses, deposits, debt issuance costs and other assets. The short-term portion of these assets is included in prepaid and other assets and the long-term portion is included in other assets, non-current.

The balance of prepaid and other assets consisted of the following (in thousands):

	At June 30,	At December 31,
	2015	2014

Prepaid expenses and other assets
Prepaid expenses	$7,755	$7,163
Deposits	9,582	8,781
Other	3,753	3,044
Total prepaid expenses and other assets	$21,090	$18,988

The balance of other assets, non-current consisted of the following (in thousands):

	At June 30,	At December 31,
	2015	2014
Other assets, non-current
Debt issuance costs	$26,592	$41,109
Prepaid expenses and deposits, non-current	4,430	3,956
Other	5,893	5,878
Total other assets, non-current	$36,915	$50,943

7. PREPAID AND OTHER ASSETS

Prepaid and other assets include the balance of prepaid expenses, deposits, debt issuance costs and other assets.  The short-term portion of these assets is included in prepaid and other assets and the long-term portion is included in other assets, non-current.

The balance of prepaid and other assets consisted of the following (in thousands):

	At December 31,
	2014	2013

Prepaid expenses and other assets
Prepaid expenses	$7,163	$7,679
Deposits	8,781	6,260
Other	3,044	2,735
Total prepaid expenses and other assets	$18,988	$16,674

The balance of other assets, non-current consisted of the following (in thousands):

	At December 31,
	2014	2013
Other assets, non-current
Debt issuance costs	$41,109	$4,081
Prepaid expenses and deposits, non-current	3,956	1,320
Other	5,878	4,985
Total other assets non-current	$50,943	$10,386